SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES OUTSTANDING (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	8,994,249	7,462,518	8,392,978	7,551,684
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	3,721,394	3,721,394	3,721,394	3,721,394
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	4,404,688	3,741,124	3,803,417	3,830,290
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	868,167		868,167